NET REVENUES - Disaggregation of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation of revenues
Net revenues	¥ 14,948,129	$ 2,105,399	¥ 13,516,698	¥ 12,425,902
Product [Member]
Disaggregation of revenues
Net revenues	14,841,910		13,403,436	12,331,705
B2C segment
Disaggregation of revenues
Net revenues	357,975		408,305	491,855
B2B segment
Disaggregation of revenues
Net revenues	14,483,935		12,995,131	11,839,850
Service
Disaggregation of revenues
Net revenues	106,219		113,262	94,197
MP Service
Disaggregation of revenues
Net revenues	70,271		68,477	52,309
Other Services
Disaggregation of revenues
Net revenues	¥ 35,948		¥ 44,785	¥ 41,888